Cover	Sep. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-41715
Entity Registrant Name	Beneficient
Entity Central Index Key	0001775734
Entity Tax Identification Number	72-1573705
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 North St. Paul Street
Entity Address, Address Line Two	Suite 4850
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	445-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Shares of Class A common stock, par value $0.001 per share
Title of 12(b) Security	Shares of Class A common stock, par value $0.001 per share
Trading Symbol	BENF
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, par value $0.001 per share, and one share of Series A convertible preferred stock, par value $0.001 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, par value $0.001 per share
Trading Symbol	BENFW
Security Exchange Name	NASDAQ